Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity.
Summary of share-related transactions

						Total		Total		Total		Total		Total		Total share
						common		preferred A		preferred B		preferred C		preferred D		capital and
	Number of	Number of	Number of	Number of	Number of	shares		shares		shares		shares		shares		share premium
	common	preferred A	preferred B	preferred C	preferred D	Share	Share	Share	Share	Share	Share	Share	Share	Share	Share	Share	Share
(In thousands of €, except as indicated otherwise)	shares	shares	shares	shares	shares	capital	premium	capital	premium	capital	premium	capital	premium	capital	premium	capital	premium
Outstanding at December 31, 2023	541,126	277,272	479,040	455,004	—	25	—	22,873	—	87,514	12,368	64,300	30,571	—	—	174,712	42,939
November 4, 2024 – Series D	—	—	—	—	342,206	—	—	—	—	—	—	—	—	48,360	33,695	48,360	33,695
Outstanding at December 31, 2024	541,126	277,272	479,040	455,004	342,206	25	—	22,873	—	87,514	12,368	64,300	30,571	48,360	33,695	223,072	76,634
Outstanding at December 31, 2025	541,126	277,272	479,040	455,004	342,206	25	—	22,873	—	87,514	12,368	64,300	30,571	48,360	33,695	223,072	76,634

Schedule of weighted average issue prices for the different classes of shares

	Weighted	Weighted	Weighted	Weighted
	average	average	average	average
	issue price	issue price	issue price	issue price
	per common	per pref. A	per pref. B and C	per pref. D
	share in €	share in €	shares in €	share in €
	per share(1)	per share(1)	per share(1)	per share(1)
Outstanding at December 31, 2023	0.05	82.49	208.50	—
November 4, 2024—Series D	—	—	—	239.78
Outstanding at December 31, 2024	0.05	82.49	208.50	239.78
Outstanding at December 31, 2025	0.05	82.49	208.50	239.78
(1)	Including concurrently issued anti-dilutive warrants.